Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (145,479,105)	$ (21,170,758)	¥ (106,004,401)	¥ (191,826,242)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income taxes	1,133,504	164,952	4,937,120	17,454,245
Depreciation of property, plant and equipment	29,735,024	4,327,171	24,475,736	22,240,060
Amortization of intangible assets	6,952,783	1,011,800	6,678,233	5,665,735
Loss on disposal of property, plant and equipment			273,982	24,876
Share-based compensation	3,505,001	510,063	7,764,448	76,756,500
Bad debt provision of accounts receivable	10,750,948	1,564,525	5,084,925	6,414,634
Write-down (reversal) of inventories to net realizable value	(723,583)	(105,299)	4,393,630	1,109,400
Non-cash lease expense	4,423,612	643,743	3,787,628	2,233,089
Fair value changes of warrant liability	(21,358)	(3,108)
Changes in operating assets and liabilities:
Inventories	(18,151,804)	(2,641,530)	(89,459,313)	(68,728,378)
Accounts receivable	(165,247,635)	(24,047,562)	(99,137,291)	(220,734,141)
Amounts due from related parties			30,088,833	(3,086,330)
Prepaid expenses and other current assets	8,992,574	1,308,639	59,229,801	146,767,686
Accounts payable	49,628,389	7,222,141	14,427,864	(4,424,337)
Amounts due to related parties				(245,808)
Accrued expenses and other liabilities	43,029,496	6,261,841	(35,633,487)	140,210
Deferred government grants	(6,447,010)	(938,197)	(656,673)	(44,290)
Income taxes payable				(34,105,055)
Operating lease liabilities	(4,550,232)	(662,170)	(3,796,392)	(2,222,291)
Net cash used in operating activities	(182,469,396)	(26,553,749)	(173,545,357)	(246,610,437)
Cash flows from investing activities:
Proceeds from disposal of property, plant and equipment	68,001	9,896	8,000	644,842
Purchases of property, plant and equipment	(52,758,124)	(7,677,594)	(295,314,351)	(104,883,783)
Purchases of intangible assets	(4,291,597)	(624,532)	(3,617,607)
Net cash used in investing activities	(56,981,720)	(8,292,230)	(298,923,958)	(104,238,941)
Cash flows from financing activities:
Proceeds from issuance of mezzanine equity				729,412,999
Shareholders’ contribution				1,589,236
Proceeds from business combination	252,457,329	36,738,701
Offering cost	(35,884,661)	(5,222,094)
Proceeds from bank loans and other borrowings	247,387,392	36,000,901	414,116,587	32,253,609
Repayment of bank loans and other borrowings	(146,510,134)	(21,320,799)	(49,558,442)	(160,407,571)
Proceeds from borrowings from related parties				299,757,219
Repayment of borrowings from related parties				(163,346,796)
Net cash provided by financing activities	317,449,926	46,196,709	364,558,145	739,258,696
Effect of foreign exchange rate on cash	21,303,512	3,100,180	(11,478,411)	(2,674)
Net increase (decrease) in cash	99,302,322	14,450,910	(119,389,581)	388,406,644
Cash at the beginning of the year	271,067,503	39,446,935	390,457,084	2,050,440
Cash at the end of the year	370,369,825	53,897,845	271,067,503	390,457,084
Supplemental disclosures of cash flow information:
Income taxes paid				34,105,055
Interest paid	27,289,057	3,971,224	2,404,357	8,124,572
Non-cash transactions:
Accretion to redemption value of convertible redeemable preferred shares	137,991,697	20,081,159	130,662,326	16,610,297
Operating right-of-use assets recognized for related operating lease liabilities	331,218	48,200	1,516,478	15,048,446
Forgiveness of amounts due to related parties				446,092,527
Equity transaction from warrants	(8,870,007)	(1,290,802)
Equity transaction from preferred shares	¥ 1,636,897,084	$ 238,208,461